PREPAIDS AND OTHER (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 21,382	$ 17,613
Insurance and licenses	4,735	2,374
Other	2,624	4,265
Prepaids and other	$ 28,741	$ 24,252